Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Receivables
	December 31, 2023	December 31, 2022
	$	$
Royalties receivable	3,414,128	1,921,670
Sales tax recoverable	93,443	78,392

	3,507,571	2,000,062